Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Major Components of Income Tax Expense

The major components of income tax expense were as follows:

	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)
Current tax
Current tax expenses recognized for the year	$8,172	$8,490	$8,863
Income tax on unappropriated earnings	8	181	137
Income tax adjustments on prior years	(22)	(150)	(141)
Others	19	7	7
	8,177	8,528	8,866
Deferred tax
Deferred tax expense (benefits) recognized for the year	(81)	489	318
Income tax adjustments on prior years	26	3	151
	(55)	492	469
Income tax recognized in profit or loss	$8,122	$9,020	$9,335

Reconciliation of Accounting Profit and Income Tax Expense

Reconciliation of accounting profit and income tax expense was as follows:

	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)
Income before income tax	$42,826	$46,067	$47,204
Income tax expense calculated at the statutory rate	$8,565	$9,213	$9,441
Nondeductible income and expenses in determining taxable income	15	8	(20)
Tax-exempt income	(367)	(30)	(3)
Income tax on unappropriated earnings	8	181	137
Investment credits	(131)	(217)	(207)
Effect of different tax rates of group entities operating in other jurisdictions	10	(10)	(31)
Income tax adjustments on prior years	4	(147)	10
Others	18	22	8
Income tax expense recognized in profit or loss	$8,122	$9,020	$9,335

Income Tax Recognized in Other Comprehensive Income
b.
Income tax recognized in other comprehensive income

	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)
Deferred tax
Remeasurement on defined benefit pension plans	$239	$78	$231
Exchange differences arising from the translation of the foreign operations	—	—	—
Total income tax expense recognized in other comprehensive income	$239	$78	$231

Current Tax Assets and Liabilities
c.
Current tax assets and liabilities

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Current tax assets
Tax refund receivable (included in other current assets - others)	$5	$2
Current tax liabilities
Income tax payable	$6,530	$6,999

Movements of Deferred Income Tax Assets and Liabilities

The movements of deferred income tax assets and liabilities were as follows:

For the year ended December 31, 2020

	January 1, 2020	Acquired by Business Combinations (Note 14)	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2020
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Deferred income tax assets
Temporary differences
Defined benefit pension plans	$2,034	$1	$20	$(239)	$1,816
Allowance for doubtful receivables over quota	404	—	(39)	—	365
Valuation loss on inventory	141	3	155	—	299
Unrealized foreign exchange loss, net	3	1	1	—	5
Estimated warranty liabilities	34	—	2	—	36
Deferred revenue	98	—	(25)	—	73
Valuation loss on financial instruments	13	—	20	—	33
Valuation loss on onerous contracts	13	—	21	—	34
Accrued award credits liabilities	17	—	1	—	18
Share of profit or loss of associates and joint ventures accounted for using equity method	402	—	(1)	—	401
Others	72	1	(40)	—	33
	3,231	6	115	(239)	3,113
Loss carryforwards	28	—	(8)	—	20
	$3,259	$6	$107	$(239)	$3,133

Deferred income tax liabilities
Temporary differences
Defined benefit pension plans	$(1,758)	$—	$(54)	$—	$(1,812)
Land value incremental tax	(95)	—	—	—	(95)
Deferred revenue for award credits	(29)	—	(1)	—	(30)
Intangible assets	(29)	—	2	—	(27)
Others	(1)	(3)	1	—	(3)
	$(1,912)	$(3)	$(52)	$—	$(1,967)

For the year ended December 31, 2021

	January 1, 2021	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2021
	NT$	NT$	NT$	NT$
	(In Millions)
Deferred income tax assets
Temporary differences
Defined benefit pension plans	$1,816	$6	$(78)	$1,744
Allowance for doubtful receivables over quota	365	(100)	—	265
Valuation loss on inventory	299	(102)	—	197
Unrealized foreign exchange loss, net	5	(3)	—	2
Estimated warranty liabilities	36	7	—	43
Deferred revenue	73	(24)	—	49
Valuation loss on financial instruments	33	(33)	—	—
Valuation loss on onerous contracts	34	(8)	—	26
Accrued award credits liabilities	18	(9)	—	9
Share of profit or loss of associates and joint ventures accounted for using equity method	401	—	—	401
Others	33	5	—	38
	3,113	(261)	(78)	2,774
Loss carryforwards	20	(9)	—	11
	$3,133	$(270)	$(78)	$2,785

Deferred income tax liabilities
Temporary differences
Defined benefit pension plans	$(1,812)	$(157)	$—	$(1,969)
Land value incremental tax	(95)	—	—	(95)
Deferred revenue for award credits	(30)	(25)	—	(55)
Intangible assets	(27)	3	—	(24)
Others	(3)	(43)	—	(46)
	$(1,967)	$(222)	$—	$(2,189)

For the year ended December 31, 2022

	January 1, 2022	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2022
	NT$	NT$	NT$	NT$
	(In Millions)
Deferred income tax assets
Temporary differences
Defined benefit pension plans	$1,744	$1	$(231)	$1,514
Allowance for doubtful receivables over quota	265	(81)	—	184
Valuation loss on inventory	197	(92)	—	105
Unrealized foreign exchange loss, net	2	56	—	58
Estimated warranty liabilities	43	4	—	47
Deferred revenue	49	(19)	—	30
Valuation loss on financial instruments	—	24	—	24
Valuation loss on onerous contracts	26	(8)	—	18
Accrued award credits liabilities	9	3	—	12
Share of profit or loss of associates and joint ventures accounted for using equity method	401	(399)	—	2
Others	38	(5)	—	33
	2,774	(516)	(231)	2,027
Loss carryforwards	11	159	—	170
	$2,785	$(357)	$(231)	$2,197

Deferred income tax liabilities
Temporary differences
Defined benefit pension plans	$(1,969)	$(145)	$—	$(2,114)
Land value incremental tax	(95)	—	—	(95)
Deferred revenue for award credits	(55)	(15)	—	(70)
Intangible assets	(24)	4	—	(20)
Others	(46)	44	—	(2)
	$(2,189)	$(112)	$—	$(2,301)

Items for Which No Deferred Income Tax Assets Have Been Recognized
e.
Items for which no deferred income tax assets have been recognized

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Loss carryforwards
Expire in 2022	$—	$—
Expire in 2023	—	—
Expire in 2024	1	1
Expire in 2025	15	15
Expire in 2026	8	8
Expire in 2027	3	3
Expire in 2028	1	1
Expire in 2029	1	1
Expire in 2030	—	—
Expire in 2031	—	—
Expire in 2032	—	—
	$29	$29

Information About Unused Loss Carryforwards

As of December 31, 2022 unused loss carryforwards were as follows:

Remaining Creditable Amount	Expiry Year
NT$ (In Millions)
$1	2023
1	2024
18	2025
10	2026
3	2027
1	2028
2	2029
1	2030
63	2031
99	2032
$199